Note 9 - Intangible Assets (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Intangible assets other than goodwill	$ 12,054,000	$ 2,791,000
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Amortisation, intangible assets other than goodwill	$ 394,000	394,000
Value of business acquired [member] | Digital Boundary Group [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	12,100,000	$ 2,800,000
Intangible assets other than goodwill, gross	3,900,000
Intangible assets other than goodwill, accumulated amortisation	1,500,000
Value of business acquired [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	2,600,000
Computer software [member]
Statement Line Items [Line Items]
Intangible assets other than goodwill	$ 7,100,000